UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22178

Davlin Philanthropic Funds

(Exact Name of Registrant as Specified in Charter)

44 River Road, Suite A

Wayland, MA  01778

(Address of Principal Executive Offices)  (Zip Code)

William E.B. Davlin

Davlin Philanthropic Funds

44 River Road, Suite A

Wayland, MA  01778

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

 Thompson Hine LLP

312 Walnut Street, 14th Floor

 Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  508-276-1705

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of

Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Davlin Philanthropic Fund
	Schedule of Investments
	June 30, 2016 (Unaudited)

Shares		Value

COMMON STOCKS - 89.61%

Agricultural Chemicals - 2.35%
5,050	CF Industries Holdings, Inc.	$ 121,705
7,200	Potash Corp. of Saskatchewan, Inc. (Canada)	116,928
		238,633
Air Transportation, Scheduled - 1.64%
5,900	American Airlines Group, Inc.	167,029

Bottled & Canned Soft Drinks - 0.95%
600	Monster Beverage Corp. *	96,426

Computer & Office Equipment - 0.83%
4,600	Hewlett-Packard Enterprise Co.	84,042

Cookies & Crackers - 0.94%
800	J&J Snack Food Corp.	95,416

Crude Petroleum & Natural Gas - 1.86%
31,600	Chesapeake Energy Corp. *	135,248
3,600	Marathon Oil Corp.	54,036
		189,284
Drilling Oil & Gas Wells - 0.41%
5,000	Noble Corp., Plc. (United Kingdom)	41,200

Electronic Connectors - 1.38%
4,100	Methode Electronics, Inc.	140,343

Engines & Turbines - 1.88%
1,700	Cummins, Inc.	191,148

Fats & Oils - 2.26%
11,500	Omega Protein Corp. *	229,885

Finance Lessors - 0.75%
2,400	CIT Group, Inc.	76,584

Finance Services - 0.18%
300	American Express Co.	18,228

Fire, Marine & Casualty Insurance - 5.03%
1,800	Chubb Corp. (Switzerland)	235,278
3,700	Safety Insurance Group, Inc.	227,846
400	Travelers Co., Inc.	47,616
		510,740
Grain Mill Products - 0.66%
7,200	Freshpet, Inc. *	67,176

Hotels & Motels - 1.08%
15,100	Red Lion Hotels Corp. *	109,626

Industrial Inorganic Chemicals - 0.17%
4,000	Tronox, Ltd.	17,640

Investment Advise - 0.16%
500	Franklin Resources, Inc.	16,685

Life Insurance - 0.63%
2,600	Voya Financial, Inc.	64,376

Meat Packing Plants - 2.44%
5,200	Leucadia National Corp.	90,116
55	Seaboard Corp. *	157,885
		248,001
Miscellaneous Industrial & Commercial Machinery & Equipment - 1.76%
3,000	Eaton Corp., Plc.	179,190

Miscellaneous Transportation Equipment - 1.32%
7,900	Arctic Cat, Inc.	134,300

Motor Vehicle Parts & Accessories - 2.72%
1,800	Delphi Automotive PLC (United Kingdom)	112,680
4,000	Strattec Security Corp.	163,080
		275,760
Motor Vehicles & Passenger Car Bodies - 1.46%
1,480	Toyota Motor Corp. ADR	147,985

National Commercial Banks - 3.70%
3,300	Citigroup, Inc.	139,887
3,800	JPMorgan Chase & Co.	236,132
		376,019
Oil & Gas Field Machinery & Equipment - 2.86%
15,400	Forum Energy Technologies, Inc. *	266,574
700	National Oilwell Varco, Inc.	23,555
		290,129
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.52%
12,700	Invacare Corp.	154,051

Patent Pwners & Lessors - 0.88%
9,700	RPX Corp. *	88,949

Petroleum Refining - 2.65%
2,800	Marathon Petroleum Corp.	106,288
2,050	Phillips 66	162,647
		268,935
Pharmaceutical Preparations - 2.46%
5,700	Phibro Animal Health Corp.	106,362
7,100	Valeant Pharmaceuticals International, Inc. *	142,994
		249,356
Plastic Products - 1.05%
7,800	Core Molding Technologies, Inc. *	106,470

Poultry Slaughtering & Processing - 0.85%
1,000	Sanderson Farms, Inc.	86,640

Primary Production of Aluminum - 1.07%
1,200	Kaiser Aluminum Corp.	108,492

Printed Circuit Boards - 0.79%
3,800	Benchmark Electronics, Inc. *	80,370

Private Equity Firm - 0.34%
4,300	MVC Capital, Inc.	34,572

Retail-Auto Dealers & Gasoline Stations - 2.35%
1,200	CST Brands, Inc.	51,696
22,300	West Marine, Inc. *	187,097
		238,793
Retail-Drug Stores & Products - 1.62%
22,000	Rite Aid Corp. *	164,780

Retail-Eating Places - 3.39%
300	Chipotle Mexican Grill, Inc. *	120,828
3,300	Nathans Famous, Inc. *	146,850
21,300	Ruby Tuesday, Inc. *	76,893
		344,571
Retail-Family Clothing Stores - 2.02%
12,900	American Eagle Outfitters, Inc.	205,497

Retail-Grocery Stores - 3.93%
13,800	Village Super Market, Inc. Class-A	398,682

Retail-Home Funiture, Furnishings & Equipment Stores - 1.02%
2,400	Bed Bath & Beyond, Inc.	103,728

Search, Detection, Navigation, Guidance, Aeronautical Systems - 2.80%
6,700	Garmin Ltd. (Switzerland)	284,214

Security Brokers, Dealers & Flotation Companies - 3.03%
1,300	Associated Capital Group, Inc.	37,284
800	Gamco Investors, Inc. Class-A	26,216
8,700	JMP Group, Inc.	47,241
7,600	Morgan Stanley	197,448
		308,189
Services-Amusement & Recreation Services - 0.66%
63,200	Dover Downs Gaming & Entertainment, Inc. *	66,992

Services-Equipment Rental & Leasing - 3.97%
12,000	AerCap Holdings N.V. (Netherlands) *	403,080

Services-Medical Laboratories - 0.96%
1,200	Quest Diagnostics, Inc.	97,692

Services-Prepackaged Software - 0.25%
500	Microsoft Corp.	25,585

Sporting & Athletic Goods, NEC - 0.98%
9,700	Callaway Golf Co.	99,037

State Commercial Banks - 5.39%
4,100	Bank of NY Mellon Corp.	159,285
8,800	Citizens Financial Group, Inc.	175,824
8,000	Glacier Bancorp, Inc.	212,640
		547,749
Sugar & Confectionery Products - 2.85%
6,800	John B Sanfilipo & Sons, Inc.	289,884

Water Transportation - 0.71%
16,350	Tidewater, Inc.	72,104

Water, Sewer, Pipeline, Comm & Power Line Construction - 1.23%
4,900	Aegion Corp. *	95,599
1,200	MYR Group, Inc. *	28,896
		124,495
Wholesale-Computer Peripheral Equipment & Software - 1.39%
3,800	ScanSource, Inc. *	141,018

TOTAL FOR COMMON STOCKS (Cost $8,021,348) - 89.61%		$ 9,099,770

EXCHANGE TRADED FUNDS - 1.00%
3,200	ProShares UltraShort 20+ Year Treasury ETF *	101,408

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $194,557) - 1.00%		$ 101,408

PREFERRED STOCK - 0.96%
3,900	Chesapeake Energy Corp., 5.00%	97,500

TOTAL PREFERRED STOCK (Cost $177,823) - 0.96%		$ 97,500

REAL ESTATE INVESTMENT TRUST - 2.62%
12,100	Chatham Lodging Trust	265,958

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $176,140) - 2.62%		$ 265,958

SHORT TERM INVESTMENTS - 6.15%
624,231	Fidelity Institutional Money Market Portfolio 0.44% ** (Cost $624,231)	624,231

TOTAL INVESTMENTS (Cost $9,194,098) *** - 100.34%		$ 10,188,867

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.34%)		(34,275)

NET ASSETS - 100.00%		$ 10,154,592

ADR - American Depository Receipt.
* Non-income producing security during the period
** Variable rate security: the coupon rate shown represents the yield at June 30, 2016.

*** At June 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,194,098 amounted to $994,769, which consisted of aggregate gross unrealized appreciation of $2,573,904 and aggregate gross unrealized depreciation of $1,579,135.

NOTES TO FINANCIAL STATEMENTS
THE DAVLIN PHILANTHROPIC FUND
1. SECURITY TRANSACTIONS

At June 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,194,098 amounted to $994,769, which consisted of aggregate gross unrealized appreciation of $2,573,904 and aggregate gross unrealized depreciation of $1,579,135.

2. SECURITY VALUATIONS

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2016:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$9,099,770	$0	$0	$9,099,770
Real Estate Investment Trust	$265,958			$265,958
Exchange Traded Funds	$101,408	$0	$0	$101,408
Preferred Stocks	$97,500			$97,500
Cash Equivalents	$624,231	$0	$0	$624,231
Total	$10,188,867	$0	$0	$10,188,867

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Davlin Philanthropic Funds

By /s/William E.B. Davlin

 William E.B. Davlin

 Trustee, President and Principal Executive Officer

Date: August 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/William E.B. Davlin

William E.B. Davlin

Trustee, President and Principal Executive Officer

Date August 23, 2016